Shareholders’ Deficit (Details) - USD ($)			3 Months Ended	6 Months Ended	9 Months Ended
		Apr. 09, 2025	Jun. 30, 2025	Jun. 30, 2026	Dec. 31, 2025
Shareholders’ Deficit [Line Items]
Preferred shares, shares authorized				1,000,000	1,000,000
Preferred shares, par value (in Dollars per share)				$ 0.0001	$ 0.0001
Preference shares, shares issued
Preference shares, shares outstanding
Ordinary shares subject to possible redemption, shares issued				17,250,000	17,250,000
Issuance of non-redeemable shares to underwriter as compensation (in Dollars)					$ 750,000
Business Combination [Member]
Shareholders’ Deficit [Line Items]
Voting interest acquired percentage				50.00%	50.00%
Business Combination Two Thirds [Member]
Shareholders’ Deficit [Line Items]
Voting interest acquired percentage				90.00%	90.00%
Sponsor [Member]
Shareholders’ Deficit [Line Items]
Issuance of non-redeemable shares to underwriter as compensation (in Dollars)		$ 25,000
Class A Ordinary Shares [Member]
Shareholders’ Deficit [Line Items]
Ordinary shares, shares authorized				239,000,000	239,000,000
Ordinary shares, par value (in Dollars per share)				$ 0.0001	$ 0.0001
Ordinary shares, shares issued				551,250	551,250
Ordinary shares, shares outstanding				551,250	551,250
Voting rights				one	one
Class A Ordinary Shares [Member] | Business Combination [Member]
Shareholders’ Deficit [Line Items]
Issuance of shares				1	1
Class A Ordinary Shares [Member] | Sponsor [Member]
Shareholders’ Deficit [Line Items]
Issued price per share (in Dollars per share)					$ 1.25
Class A Ordinary Shares [Member] | Ordinary Shares [Member]
Shareholders’ Deficit [Line Items]
Ordinary shares, shares issued				17,801,250	17,801,250
Ordinary shares, shares outstanding				17,801,250	17,801,250
Issuance of non-redeemable shares to underwriter as compensation (in Dollars)					$ 9
Issuance of shares	[1]
Class A Ordinary Shares Subject to Redemption [Member]
Shareholders’ Deficit [Line Items]
Ordinary shares, shares issued					17,801,250
Ordinary shares, shares outstanding					17,801,250
Ordinary shares subject to possible redemption, shares issued				17,250,000	17,250,000
Class B Ordinary Shares [Member]
Shareholders’ Deficit [Line Items]
Ordinary shares, shares authorized				10,000,000	10,000,000
Ordinary shares, par value (in Dollars per share)				$ 0.0001	$ 0.0001
Ordinary shares, shares issued		6,543,103		6,543,103	6,543,103
Ordinary shares, shares outstanding				6,543,103	6,543,103
Issued price per share (in Dollars per share)		$ 0.004
Percentage of ordinary shares				20.00%	20.00%
Voting rights				one	one
Issuance of shares		229,008
Class B Ordinary Shares [Member] | Ordinary Shares [Member]
Shareholders’ Deficit [Line Items]
Issuance of non-redeemable shares to underwriter as compensation (in Dollars)
Issuance of shares			6,543,103 [1]		6,543,103

[1]	Includes an aggregate of up to 853,448 Class B ordinary shares, $0.0001 par value subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (Note 6).